RESEARCH AND DEVELOPMENT	12 Months Ended
May 31, 2025
Selling, general and administrative expense [abstract]
RESEARCH AND DEVELOPMENT [Text Block]

16. RESEARCH AND DEVELOPMENT

Research and development expenses recognized in the Statements of Loss and Comprehensive Loss are comprised of the following:

	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Project related expenses (Note 17)	1,742,825	1,362,990
Salary costs allocated (Note 17)	3,348,280	1,601,946
Payments to research partners	116,482	89,545
Professional fees - patent development costs	251,231	203,787
Total research and development	5,458,818	3,258,268